--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                    New England
                                                             Equity Income Fund

                                                              [graphic omitted]
                                                                      WHERE
                                                                     THE BEST
                                                                       MINDS
                                                                      MEET(R)

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                         NEW ENGLAND EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

Your Fund's benchmark has changed from the Standard & Poor's Composite Index of 500 Stocks ("S&P 500")4 to the Russell 1000 Value Index5 to better reflect its investment goal, strategy and the type of stocks normally included in the portfolio.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since New England Equity Income Fund's inception on 11/28/95, compared to the S&P 500 Index and the Russell 1000 Value Index. The data points from the graph are as follows:]

                   DECEMBER 1995 (INCEPTION) THROUGH JUNE 1999

                       NET          MAXIMUM              S&P        RUSSELL 1000
                      ASSET          SALES               500           VALUE
                     VALUE(1)      CHARGE(2)           INDEX(3)       INDEX(5)
-------------------------------------------------------------------------------
   12/95             $10,000        $ 9,425             $10,000      $10,000
    6/96             $11,003        $10,370             $11,008       10,748
   12/96             $12,661        $11,933             $12,290       12,164
    6/97             $14,174        $13,359             $14,821       14,315
   12/97             $15,528        $13,359             $16,385       16,444
    6/98             $16,473        $14,173             $19,280       18,444
   12/98             $15,943        $13,716             $21,057       19,016
    6/99             $15,863        $13,648             $23,660       21,463

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

   CLASS A (INCEPTION 11/28/95)     6 MONTHS        1 YEAR      SINCE INCEPTION
   Net Asset Value(1)                 5.5%            2.1%           16.6%
   With Maximum Sales Charge(2)      -0.5            -3.7            14.7
-------------------------------------------------------------------------------

   CLASS B (INCEPTION 9/15/97)      6 MONTHS         1 YEAR     SINCE INCEPTION
   Net Asset Value(1)                 5.2%            1.4%            6.1%
   With CDSC(3)                       0.2            -3.6             4.0
-------------------------------------------------------------------------------

   CLASS C (INCEPTION 9/15/97)      6 MONTHS         1 YEAR     SINCE INCEPTION
   Net Asset Value(1)                 5.2%            1.5%            6.1%
   With CDSC(3)                       4.2             0.5             6.1
-------------------------------------------------------------------------------

                                                                SINCE       SINCE         SINCE
                                                                FUND'S      FUND'S        FUND'S
                                                               CLASS A      CLASS B       CLASS C
   COMPARATIVE PERFORMANCE             6 MONTHS    1 YEAR     INCEPTION    INCEPTION     INCEPTION
   S&P 5004                             12.4%       22.7%       28.0%        25.4%         25.4%
   Russell 1000 Value(5)                12.9       16.4         24.6         19.4          19.4
   Lipper Equity Income Average(6)       9.0       11.4         19.0         13.2          13.2
   Morningstar Large Value Average(7)   10.7       12.7         20.3         13.8          13.8
---------------------------------------------------------------------------------------------------

NOTES TO CHARTS

Fund performance for the period through May 31, 1999 reflects that of the prior subadviser, Loomis, Sayles & Company, L.P. Vaughan, Nelson, Scarborough & McCullough, L.P. (VNSM) is the subadviser beginning June 1, 1999.

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) The S&P 500(r) is a market value-weighted unmanaged index of common stock prices for 500 selected stocks, most of which are listed on the New York Stock Exchange. It is a common measure of stock total return performance. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(5) Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B share since inception return is calculated from 9/30/97.

(6) Lipper Equity Income Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class A share since inception return is calculated from 11/30/95. Class B and C share since inception performance is calculated from 9/30/97.

(7) Morningstar Large Value Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class A share since inception return is calculated from 11/30/95. Class B and C share since inception performance is calculated from 9/30/97.

--------------------------------------------------------------------------------
                         NEW ENGLAND EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
On May 14, 1999 the Fund's Board of Trustees authorized Vaughan, Nelson, Scarborough & McCullough, L.P (VNSM) to act as interim subadviser of New England Equity Income Fund, starting June 1, 1999. VNSM succeeds Loomis, Sayles & Co., L.P. as the Fund's subadviser. Shareholders approved VNSM as the Fund's subadviser in July 1999. VNSM is a Houston-based counseling firm of highly experienced research-oriented professionals who have been managing portfolios in the equity income style for more than 10 years. The following is an interview with VNSM about the market and the Firm's investment strategy for the Fund.
--------------------------------------------------------------------------------

Q. Please tell us about New England Equity Income Fund's performance during the first half of 1999.

For the six months ending June 30, 1999, New England Equity Income Fund's Class A shares at net asset value had a return of 5.5%. This return includes a $0.87 per share gain in net asset value and reinvested distributions of $0.10. The Fund lagged the 12.4% return of the Standard & Poor's Composite Index of 500 Stocks (S&P 500) during the period, as investors continued to prefer growth stocks over value stocks - the type the Fund primarily invests in.

While no benchmark is a perfect match for a managed fund, we intend to use the Russell 1000 Value Index as a benchmark of the Fund's performance to better reflect the Fund's investment goal and strategy, which remain the same.

Q. Describe the market environment in the first six months of 1999.

Investors were watching for signs of a rebound in overseas economies and the possibility of increased demand for U.S.-produced goods and services. Expanded demand often translates to higher prices, a possibility that triggered a preemptive tightening of interest rates by the Federal Reserve Board, which raised the Fed Funds Rate by one-quarter of a percent at the end of June. The threat of higher rates and resulting pressure on corporate earnings may cause investors to rethink their exposure to high-valuation growth stocks, the group that has been the primary driver of the extended U.S. bull market.

In the first quarter of 1999, it seemed that owning growth and technology stocks was the only way to invest profitably. However, continued economic strength during the second quarter led some investors to companies in cyclical sectors that could ride an economic upswing to higher profitability. The possibility of higher interest rates and stronger growth also focused some renewed attention on value-oriented stocks - those whose prices appear reasonable in terms of potential earnings and other measures.

Q. What changes have you made since taking over management of the Fund?

Our objective is to produce positive risk-adjusted returns for the Fund's shareholders with lower volatility than the Russell 1000 Value Index. The market's tilt toward a greater cyclical focus presented us with an opportunity to reposition the portfolio in line with our management style, which includes representation in many sectors of the economy. Dividend yield is our primary selection tool. Our dividend emphasis is relative; we do not target an absolute level of yield. Instead, we prefer to invest in out-of-favor stocks with attractive potential whose yields have risen relative to the market.

------------------------------------------------------------------------------
                                    YOUR FUND'S 10 LARGEST INVESTMENTS - 6/30/99

                                                                     % OF
 COMPANY                                                           NET ASSETS
------------------------------------------------------------------------------
 1.  CHASE MANHATTAN                                                  4.7
------------------------------------------------------------------------------
 2.  PHARMACIA & UPJOHN, INC.                                         4.2
------------------------------------------------------------------------------
 3.  AMERICAN GENERAL                                                 4.1
------------------------------------------------------------------------------
 4.  FEDERAL NATIONAL MORTGAGE ASSOCIATION                            4.1
------------------------------------------------------------------------------
 5.  ABBOTT LABORATORIES                                              4.0
------------------------------------------------------------------------------
 6.  BANK OF NEW YORK COMPANY, INC.                                   3.8
------------------------------------------------------------------------------
 7.  GTE CORP.                                                        3.7
------------------------------------------------------------------------------
 8.  MERCK & CO.                                                      3.3
------------------------------------------------------------------------------
 9.  PEPSICO, INC.                                                    3.2
------------------------------------------------------------------------------
10.  BANK ONE CORP.                                                   3.2

Portfolio holdings and asset allocation will vary.
------------------------------------------------------------------------------

We reduced the Fund's exposure to economically sensitive basic industries and repositioned those assets into consumer staples and drugs, two areas that have historically shown less sensitivity to changing economic cycles than many other sectors. The Fund's commitment to financial companies is unchanged.

The portfolio now has less emphasis on medium-sized companies and more on companies with larger capitalizations. We favor larger companies currently because they are generally better able to maintain or increase profit margins around the globe, thanks to their substantial resources and economies of scale.

Among the Fund's largest holdings at mid-year were drugmakers Abbott Laboratories and Pharmacia & Upjohn and, in the financial sector, American General, Chase Manhattan and Fannie Mae. Energy was represented by BP and Shell, which may benefit from rising oil prices.

Q. What is your current outlook for the market and the Fund?

Our disciplined strategy is designed to discover attractive investment opportunities for the Fund regardless of the market outlook.

Prices of many securities may already reflect the possible impact of higher interest rates. Growing demand overseas and tight domestic labor markets could rekindle inflation. We expect the Federal Reserve to be vigilant in controlling inflation by slowing the growth rate of the U.S. economy. We have therefore attempted to reduce the portfolio's exposure to a possible economic slowdown by underweighting the most cyclical groups.

Overall, we believe that the companies in the portfolio are well positioned to help improve results for the Fund's shareholders for the balance of 1999 and into next year.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

The Fund invests in foreign securities. Investing in foreign securities involves special risks. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK - 98.8% OF TOTAL NET ASSETS

    SHARES    DESCRIPTION                                            VALUE (A)
--------------------------------------------------------------------------------
               AEROSPACE - 6.3%
  10,000       Allied Signal, Inc. .........................     $     630,000
   8,900       General Dynamics Corp. ......................           609,650
   8,600       Northrop Grumman Corp. ......................           570,287
                                                                 -------------
                                                                     1,809,937
                                                                 -------------
               AUTO PARTS - 0.0%
       1       Delphi Automotive Systems Corp. .............                19
                                                                 -------------
               AUTOMOTIVE - 2.3%
  10,100       General Motors Corp. ........................           666,600
                                                                 -------------
               BANKS - 14.4%
  10,900       Bank America Corp. ..........................           799,106
  30,000       Bank of New York Company, Inc. ..............         1,100,625
  15,400       Bank One Corp. ..............................           917,263
  15,500       Chase Manhattan .............................         1,342,687
                                                                 -------------
                                                                     4,159,681
                                                                 -------------
               BUSINESS SERVICES - 2.0%
   8,100       Dun & Bradstreet Corp. ......................           287,044
   5,100       Electronic Data Systems .....................           288,469
                                                                 -------------
                                                                       575,513
                                                                 -------------
               CHEMICALS - 4.0%
   9,400       Avery Dennison Corp. ........................           567,525
   8,600       E.l. du Pont de Nemours & Co. ...............           587,488
                                                                 -------------
                                                                     1,155,013
                                                                 -------------
               COMPUTERS & BUSINESS EQUIPMENT - 4.2%
  12,200       Compaq Computer Corp. .......................           288,988
   6,100       Hewlett-Packard Co. .........................           613,050
   5,200       Xerox Corp. .................................           307,125
                                                                 -------------
                                                                     1,209,163
                                                                 -------------
               DRUGS & HEALTH CARE - 13.3%
  25,200       Abbott Laboratories .........................         1,146,600
   9,000       Baxter International, Inc. ..................           545,625
  12,800       Merck & Co. .................................           947,200
  21,300       Pharmacia & Upjohn, Inc. ....................         1,210,106
                                                                 -------------
                                                                     3,849,531
                                                                 -------------
               ELECTRIC UTILITIES - 2.7%
  14,300       Duke Power Co. ..............................           777,563
                                                                 -------------
               ELECTRICAL EQUIPMENT - 2.8%
   7,100       General Electric Co. ........................           802,300
                                                                 -------------
               FINANCIAL SERVICES - 6.1%
  17,100       Federal National Mortgage Association .......         1,169,212
   7,500       GATX ........................................           285,469
   1,000       Hvide Capital Trust 144A ....................             5,750
   3,700       Merrill Lynch & Company, Inc. ...............           295,769
                                                                 -------------
                                                                     1,756,200
                                                                 -------------
               FOOD & BEVERAGES - 12.3%
  13,400       Brown-Forman Corp., Class B .................           873,512
  12,000       H.J. Heinz Co. ..............................           601,500
  23,900       PepsiCo, Inc. ...............................           924,631
  14,500       Philip Morris Cos ...........................           582,719
   8,400       Quaker Oats Co. .............................           557,550
                                                                 -------------
                                                                     3,539,912
                                                                 -------------
               FOREST PRODUCTS - 1.0%
   4,300       Weyerhaeuser Co. ............................           295,625
                                                                 -------------
               INSURANCE - 7.0%
  15,700       American General ............................         1,183,387
   7,800       Chubb Corp. .................................           542,100
   6,900       HSB Group Inc. ..............................           284,194
                                                                 -------------
                                                                     2,009,681
                                                                 -------------
               INTERNATIONAL OIL - 7.6%
   5,200       BP Amoco plc ................................           564,200
  19,700       Shell Transport & Trading Co. (ADR) .........           913,587
  11,700       Texaco, Inc. ................................           731,250
                                                                 -------------
                                                                     2,209,037
                                                                 -------------
               PETROLEUM SERVICES - 2.6%
  11,900       Schlumberger, Ltd. ..........................           757,881
                                                                 -------------
               PHOTOGRAPHY - 2.1%
   9,100       Eastman Kodak Co. ...........................           616,525
                                                                 -------------
               TELECOMMUNICATION - 8.1%
   9,900       Ameritech Corp. .............................           727,650
  10,000       AT&T Corp. ..................................           558,125
  14,000       GTE Corp. ...................................         1,060,500
                                                                 -------------
                                                                     2,346,275
                                                                 -------------
               Total Common Stock (Identified Cost $26,394,553)     28,536,456
                                                                 -------------

SHORT TERM INVESTMENT - 1.4%

 402,000       Repurchase Agreement with State Street Bank
                 and Trust  Co. dated 06/30/99 at 4.000% to
                 be repurchased at $402,045 on 7/01/99,
                 collateralized by $365,000 U.S. Treasury
                 Bond at 7.500% due 11/15/2016 valued
                 at $410,625 ...............................           402,000
                                                                 -------------
               Total Short Term Investment
                 (Identified Cost $402,000) ................           402,000
                                                                 -------------
               Total Investments - 100.2%
                 (Identified Cost $26,796,553) (b) .........        28,938,456
               Other assets less liabilities ...............           (68,213)
                                                                 -------------
               Total Net Assets - 100% .....................     $  28,870,243
                                                                 =============
 (a)    See Note 1a of Notes to Financial Statements.
 (b)    Federal Tax Information: At June 30, 1999, the net
        unrealized appreciation on investments based on cost
        of $26,796,553 for federal income tax purposes was
        as follows:
        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost ....................................     $   2,344,971
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value ..................................          (203,068)
                                                                 -------------
       Net unrealized appreciation                               $   2,141,903
                                                                 =============

ADR/GDR    An American Depository Receipt (ADR) or Global Depository Receipt
           (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described.
           The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.
Rule 144A  Securities exempt from registration under Rule 144A of the Securities
           Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,750 or 0.02% of net assets.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999
(unaudited)

ASSETS
   Investments at value
     (Identified Cost $26,796,553)                            $ 28,938,456
   Cash                                                                 94
   Receivable for:
     Fund shares sold                                               28,659
     Securities sold                                               802,220
     Dividends and interest                                         88,826
     Miscellaneous                                                   7,228
     Unamortized organization expense                                6,045
                                                              ------------
                                                                29,871,528
LIABILITIES
   Payable for:
     Securities purchased                     $ 895,362
     Fund shares redeemed                        52,902
     Withholding taxes                            1,507
   Accrued expenses:
     Management fees                             20,170
     Deferred trustees' fees                      1,732
     Accounting and administrative                3,650
     Other expenses                              25,962
                                              ---------
                                                                 1,001,285
                                                              -----------
NET ASSETS                                                    $ 28,870,243
                                                              ============
   Net Assets consist of:
     Capital paid in                                          $ 26,948,734
     Undistributed net investment income
       (loss)                                                        5,185
     Accumulated net realized gains (losses)                      (225,579)
     Unrealized appreciation (depreciation)
       on investments                                            2,141,903
                                                              ------------

NET ASSETS                                                    $ 28,870,243
                                                              ============
   Computation of net asset value and
     offering price:
   Net asset value and redemption price of
     Class A shares ($14,746,775 / 797,513
     shares of beneficial interest)                           $      18.49
                                                              ============
   Offering price per share
     (100 / 94.25 of $18.49)                                  $      19.62*
                                                              ============
   Net asset value and offering price of
     Class B shares ($12,398,248 / 670,596
     shares of beneficial interest)                           $      18.49**
                                                              ============
   Net asset value and offering price of
     Class C shares ($1,725,220 / 93,265
     shares of beneficial interest)                           $      18.50
                                                              ============
 *   Based upon single purchases of less than $50,000.
     Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $3,586)                 $    394,493
   Interest                                                          9,074
                                                              ------------
                                                                   403,567

Expenses
  Management fees                             $ 106,906
  Service fees - Class A                         18,753
  Service and distribution fees - Class B        67,074
  Service and distribution fees - Class C         9,219
  Trustees' fees and expenses                     3,665
  Accounting and administrative                  11,198
  Custodian                                      26,422
  Transfer agent                                 63,233
  Audit and tax services                         10,450
  Legal                                           1,244
  Printing                                        6,497
  Registration                                   29,257
  Amortization of organization expense            2,308
  Insurance                                         270
  Miscellaneous                                   7,080
                                              ---------
Total expenses                                  363,576
     Less expenses waived by the investment
       adviser and subadvisers                  (77,274)           286,302
                                              ---------       ------------
Net investment income                                              117,265
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS

Realized gain (loss) on investments - net       483,409
                                              ---------

Unrealized appreciation (depreciation) on:
  Investments - net                             602,712
  Foreign currency transactions - net               (32)
                                              ---------
Total unrealized appreciation (depreciation)
   on investments and foreign currency
   transactions .............................   602,680
                                              ---------
Net gain (loss) on investment transactions                       1,086,089
                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                              $  1,203,354
                                                              ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)
                                                               SIX MONTHS
                                            YEAR ENDED           ENDED
                                            DECEMBER 31,         JUNE 30,
                                               1998               1999
                                            -----------       ------------
FROM OPERATIONS
   Net investment income (loss)             $   396,289       $    117,265
   Net realized gain (loss) on investments     (495,667)           483,409
   Net unrealized appreciation
     (depreciation) on investments              395,829            602,680
                                            -----------       ------------
   Increase (decrease) in net assets
     from operations                            296,451          1,203,354
                                            -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A                                   (268,096)           (84,422)
     Class B                                   (115,988)           (28,001)
     Class C                                    (15,562)            (3,761)
   Net realized gain on investments
     Class A                                   (179,152)                 0
     Class B                                   (162,228)                 0
     Class C                                    (21,050)                 0
                                            -----------       ------------
                                               (762,076)          (116,184)
                                            -----------       ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS   11,376,636         (8,780,076)
                                            -----------       ------------
Total increase (decrease) in net assets      10,911,011         (7,692,906)

NET ASSETS
   Beginning of the period                   25,652,138         36,563,149
                                            -----------       ------------
   End of the period                        $36,563,149       $ 28,870,243
                                            ===========       ============

UNDISTRIBUTED NET INVESTMENT INCOME
   End of the period                          $   4,105       $      5,185
                                              =========       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                      CLASS A
                                                             ------------------------------------------------------
                                                             NOVEMBER 15,
                                                                1995(A)                                   SIX MONTHS
                                                                THROUGH       YEAR ENDED DECEMBER 31,         ENDED
                                                              DECEMBER 31, -----------------------------    JUNE 30,
                                                                  1995       1996       1997       1998       1999
                                                                ---------------------------------------------------
Net Asset Value, Beginning of Period ........................   $ 12.50    $ 12.86    $ 15.15    $ 17.59    $ 17.62
                                                                -------    -------    -------    -------    -------
Income From Investment Operations
Net Investment Income .......................................      0.04       0.31       0.25       0.26(b)    0.10
Net Realized and Unrealized Gain (Loss) on Investments ......      0.36       3.11       3.15       0.20(c)    0.87
                                                                -------    -------    -------    -------    -------
Total From Investment Operations ............................      0.40       3.42       3.40       0.46       0.97
                                                                -------    -------    -------    -------    -------
Less Distributions
Dividends From Net Investment Income ........................     (0.04)     (0.30)     (0.26)     (0.26)     (0.10)
Distributions From Net Realized Capital Gains ...............      0.00      (0.83)     (0.70)     (0.17)      0.00
                                                                -------    -------    -------    -------    -------
Total Distributions .........................................     (0.04)     (1.13)     (0.96)     (0.43)     (0.10)
                                                                -------    -------    -------    -------    -------
Net Asset Value, End of Period ..............................   $ 12.86    $ 15.15    $ 17.59    $ 17.62    $ 18.49
                                                                =======    =======    =======    =======    =======
Total Return (%) (d) ........................................       3.2       26.6       22.6        2.7        5.5
Ratio of Operating Expenses to Average Net
Assets (%) (e) ..............................................      1.50(f)    1.50       1.50       1.50       1.50(f)
Ratio of Net Investment Income to Average Net
Assets (%) ..................................................      3.58(f)    2.06       1.76       1.48       1.14(f)
Portfolio Turnover Rate (%) .................................         0         45         33         61        150
Net Assets, End of Period (000) .............................   $ 2,064    $ 2,613    $14,681    $17,839    $14,747

The subadviser to the Fund prior to June 1, 1999 was Loomis, Sayles & Company, L.P. Effective June 1, 1999 Vaughn,
Nelson, Scarborough & McCullough, L.P. became the subadviser.

(a) Commencement of operations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge is not reflected in total return calculations.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation described
    in Note 4 to the Financial Statements would have been (%)      5.97(f)    3.67       3.10       1.92       2.01
(f) Computed on an annualized basis.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(unaudited)

                                                           CLASS B                                    CLASS C
                                          ----------------------------------------   ------------------------------------------
                                          SEPTEMBER 15,                              SEPTEMBER 15,
                                            1997(A)                     SIX MONTHS      1997(A)                       SIX MONTHS
                                            THROUGH       YEAR ENDED      ENDED         THROUGH        YEAR ENDED       ENDED
                                          DECEMBER 31,   DECEMBER 31,    JUNE 30,     DECEMBER 31,    DECEMBER 31,     JUNE 30,
                                              1997           1998          1999          1997            1998            1999
                                            -------         -------       -------       -------         -------         -------
Net Asset Value, Beginning of Period ....   $ 17.06         $ 17.59       $ 17.62       $ 17.06         $ 17.59         $ 17.63
                                            -------         -------       -------       -------         -------         -------
Income From Investment Operations
Net Investment Income ...................      0.03            0.13(b)       0.04          0.03            0.13(b)         0.04
Net Realized and Unrealized Gain
 (Loss) on Investments ..................      0.60            0.20(c)       0.87          0.60            0.21(c)         0.87
                                            -------         -------       -------       -------         -------         -------
Total From Investment Operations ........      0.63            0.33          0.91          0.63            0.34            0.91
                                            -------         -------       -------       -------         -------         -------
Less Distributions
Dividends From Net Investment Income ....     (0.04)          (0.13)        (0.04)        (0.04)          (0.13)          (0.04)
Distributions From Net
 Realized Capital Gains .................     (0.06)          (0.17)         0.00         (0.06)          (0.17)           0.00
                                            -------         -------       -------       -------         -------         -------
Total Distributions .....................     (0.10)          (0.30)        (0.04)        (0.10)          (0.30)          (0.04)
                                            -------         -------       -------       -------         -------         -------
Net Asset Value, End of Period ..........   $ 17.59         $ 17.62       $ 18.49       $ 17.59         $ 17.63         $ 18.50
                                            =======         =======       =======       =======         =======         =======
Total Return (%) (d) ....................       3.7             2.0           5.2           3.7             2.0             5.2
Ratio of Operating Expenses to Average
 Net Assets (%) (e) .....................      2.25(f)         2.25          2.25(f)       2.25(f)         2.25            2.25(f)
Ratio of Net Investment Income to Average
 Net Assets (%) .........................      1.01(f)         0.73          0.39(f)       1.01(f)         0.73            0.39(f)
Portfolio Turnover Rate (%) .............        33              61           150            33              61             150
Net Assets, End of Period (000) .........   $ 9,375         $16,623       $12,398       $ 1,596         $ 2,101         $ 1,725

The subadviser to the Fund prior to June 1, 1999 was Loomis, Sayles & Company, L.P. Effective June 1, 1999 Vaughn, Nelson,
Scarborough & McCullough, L.P. became the subadviser.

(a)  Commencement of operations.
(b)  Per share net investment income has been calculated using the average shares outstanding during the Period.
(c)  The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(d)  A contingent deferred sales charge is not reflected in total return calculations.
(e)  The ratio of operating expenses to average net assets without giving effect to the expense limitation described in Note 4 to the Financial Statements would
     have been (%) ......................      3.85(f)         2.67          2.76          3.85(f)         2.67            2.76
(f)  Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a Series of New England Funds Trust III, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks current income and capital growth. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares do not pay front end sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and distributions from Real Estate Investment Trusts for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

F. ORGANIZATION EXPENSE. Costs incurred in fiscal 1995 in connection with the Fund's organization and registration, amounting to approximately $19,700 in the aggregate, were paid by the Fund and are being amortized by the Fund over 60 months.

2. PURCHASES AND SALES OF SECURITIES. For the year six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $31,311,444 and $22,920,167, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1999, the Fund operated under two management fee contracts. Prior to June 1, 1999, Loomis Sayles & Company, L.P. ("Loomis Sayles") was the Fund's investment subadviser. Effective June 1, 1999 Vaughn, Nelson, Scarborough & McCullough, L.P. ("VNSM") became the investment subadviser.

The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million and 0.60% of such assets in excess of $500 million reduced by the payment of subadviser fees to the Fund's investment subadviser VNSM at the rate of 0.40% of the first $200 million of the average daily net assets of the Fund, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million. Loomis Sayles was paid at the annual rate of 0.40% of the Fund's average daily net assets. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM, VNSM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

Fees earned by NEFM, VNSM and Loomis Sayles under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                       FEES EARNED (A)                     PERIOD
                       ---------------                     ------
        NEFM             $   45,817                      1/1 - 6/30/99
        Loomis Sayles        51,737                      1/1 - 5/31/99
        VNSM                  9,352                      6/1 - 6/30/99
                         ---------
                         $  106,906

(a) Before reduction pursuant to voluntary expense limitations. See note 4.

The effective annualized management fee for the six months ended June 30, 1999 was 0.70%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $11,198 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent for the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $48,576 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $18,753 in fees under the Class A Plan.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $16,768 and $2,305 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $50,306 and $6,914 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $265,746.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. EXPENSE LIMITATIONS AND CONTINGENT EXPENSE OBLIGATION. VNSM has voluntarily agreed, until June 30, 1999, to waive its entire subadvisory fee with respect to the Fund. In addition, under an expense deferral arrangement, which NEFM may terminate at any time, NEFM has agreed to defer its management fee for the Fund and, if necessary, to bear certain expenses associated with the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees and expenses in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expenses more than two years after the end of the fiscal year in which the fee or expense was deferred. As a result of the Fund's expenses exceeding the voluntary expense limitation during the six months ended June 30, 1999, NEFM deferred $16,185 of its $45,817 management fees and Loomis Sayles waived their entire management fee of $51,737 and VNSM waived their entire management fee of $9,352

Expenses deferred in 1998 (subject to repayment until December 31, 2000): NEFM deferred $29,753 of its management fees.

5. CAPITAL SHARES. At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                                YEAR ENDED                     SIX MONTHS
                                                              DECEMBER 31, 1998               JUNE 30, 1999
                                                        ----------------------------    ----------------------------
 CLASS A                                                   SHARES          AMOUNT         SHARES          AMOUNT
---------                                               ------------    ------------    ------------    ------------
Shares sold .........................................        605,911    $ 11,038,787          56,291    $    977,442
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ..............         14,398         255,693           4,597          80,610
  Distributions from net realized gains .............         10,133         171,218               0               0
                                                        ------------    ------------    ------------    ------------
                                                             630,442      11,465,698          60,888       1,058,052
Shares repurchased ..................................       (452,923)     (8,091,937)       (275,678)     (4,726,210)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) .............................        177,519    $  3,373,761        (214,790)   $ (3,668,158)
                                                        ------------    ------------    ------------    ------------

                                                                YEAR ENDED                     SIX MONTHS
                                                              DECEMBER 31, 1998               JUNE 30, 1999
                                                        ----------------------------    ----------------------------
 CLASS B                                                   SHARES          AMOUNT         SHARES          AMOUNT
---------                                               ------------    ------------    ------------    ------------
Shares sold .........................................        547,429    $  9,914,032          38,935    $    670,908
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ..............          5,903         104,500           1,412          24,491
  Distributions from net realized gains .............          8,752         147,992               0               0
                                                        ------------    ------------    ------------    ------------
                                                             562,084      10,166,524          40,347         695,399
Shares repurchased ..................................       (151,715)     (2,689,057)       (312,956)     (5,356,849)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) .............................        410,369    $  7,477,467        (272,609)   $ (4,661,450)
                                                        ------------    ------------    ------------    ------------

                                                                YEAR ENDED                     SIX MONTHS
                                                              DECEMBER 31, 1998               JUNE 30, 1999
                                                        ----------------------------    ----------------------------
 CLASS C                                                   SHARES          AMOUNT         SHARES          AMOUNT
---------                                               ------------    ------------    ------------    ------------
Shares sold .........................................         64,147    $  1,161,625           5,536    $     95,283
Shares issued in connection with the reinvestment of:
  Dividends from net investment income ..............            776          13,773             188           3,246
  Distributions from net realized gains .............          1,200          20,278               0               0
                                                        ------------    ------------    ------------    ------------
                                                              66,123       1,195,676           5,724          98,529
Shares repurchased ..................................        (37,673)       (670,268)        (31,633)       (548,997)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) .............................         28,450    $    525,408         (25,909)   $   (450,468)
                                                        ------------    ------------    ------------    ------------
Increase (decrease) derived from
  capital shares transactions .......................        616,338    $ 11,376,636        (513,308)   $ (8,780,076)
                                                        ============    ============    ============    ============

6. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 1999.

7. SHAREHOLDER MEETING (UNAUDITED). At a special shareholders' meeting held on July 27, 1999, shareholders of the Fund voted for the following proposals:

  1. Subadvisory agreement relating to the Fund between NEFM and VNSM

       VOTED FOR       VOTED AGAINST       ABSTAINED VOTES       BROKER NON-VOTES      TOTAL VOTES
       ---------       -------------       ---------------       ----------------      -----------
      829,953.823       30,526.261           26,368.194               0.000            886,848.278

  2. To the extent permitted by exemptions granted by the SEC, to permit NEFM to enter into new and amended agreements with subadvisers with respect to the Fund without obtaining shareholder approval of such agreements, and to permit such subadvisers to manage assets of the Fund (or a segment thereof) pursuant to such subadvisory agreements.

       VOTED FOR       VOTED AGAINST       ABSTAINED VOTES       BROKER NON-VOTES      TOTAL VOTES
       ---------       -------------       ---------------       ----------------      -----------
      645,056.774        46,110.013           47,874.491            147,807.000         886,848.278

--------------------------------------------------------------------------------

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

MARKET CAPITALIZATION - The value of a company's issued and outstanding common stock, as priced by the market:

NUMBER OF OUTSTANDING SHARES X CURRENT MARKET PRICE OF A SHARE = MARKET CAPITALIZATION.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) (S&P 500) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------

                                        AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early:
The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364


Assumes 10% hypothetical appreciation. Past performance is no guarantee of future results. For illustrative purposes only and not indicative of future performance of any New England Fund. The value of a New England fund will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
  ---------------------


      EI58-0699

[Recycle Logo] Printed on Recycled Paper